Long-term debt (Tables)	3 Months Ended
Mar. 31, 2025
Long-term debt
Schedule of long-term debt

Long-term debt

in € THOUS

	March 31,	December 31,
	2025	2024

Schuldschein loans	225,676	228,399
Bonds	6,403,346	6,492,120
Other	110,995	115,589
Long-term debt	6,740,017	6,836,108
Less current portion	(590,563)	(575,283)
Long-term debt, less current portion	6,149,454	6,260,825